Warrant Liability (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Warrant Liability [Line Items]
Volatility impact rate	5.00%
Fair value of warrants	$ 112
Warrants finance expenses	$ (335)	$ (490)
Private Placement [Member]
Warrant Liability [Line Items]
Derivative warrant liability shares (in Shares)	3,112,080